Schedule of Issued Capital (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 CAD ($) shares
Disclosure Of Classes Of Share Capital [Abstract]
Beginning balance, shares | shares	293,238,858
Issued on redemption of non-management directors' DSUs, shares | shares	476,978
Options exercised – cash consideration, shares | shares	66,000
Ending balance, shares | shares	293,781,836
Beginning balance	$ 2,319,293
Issued on redemption of non-management directors' DSUs	2,609
Options exercised – cash consideration	275
– reclassification from contributed surplus	103
Ending balance	$ 2,322,280